Corporate information	12 Months Ended
Dec. 31, 2020
Disclosure Of Corporate Information Explanatory [Abstract]
Corporate information
1	Corporate Information

BioNTech SE is a limited company incorporated and domiciled in Germany. American Depositary Shares (ADS) representing BioNTech SE’s ordinary shares have been publicly traded on Nasdaq Global Select Market since October 10, 2019. The registered office is located in Mainz, Germany (An der Goldgrube 12, 55131 Mainz). The accompanying International Financial Reporting Standards (IFRS) consolidated financial statements present the financial position and the results of operation of BioNTech SE and its subsidiaries, hereinafter also referred to as “BioNTech” or the “Group”.

During the year ended December 31, 2020 the following changes to the Group structure occurred:

•	On February 16, 2020, BioNTech Protein Therapeutics GmbH was renamed to BioNTech Delivery Technologies GmbH and the company’s registered office was changed from Mainz to Halle.

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On May 6, 2020, BioNTech SE acquired Neon Therapeutics, Inc., Cambridge, Massachusetts, United States (formerly Nasdaq: NTGN), or Neon. Under the merger agreement by and among BioNTech, Neon and BioNTech’s wholly-owned subsidiary, Endor Lights, Inc., New York, United States, Endor Lights, Inc. merged with and into Neon. The new subsidiary operates under the name BioNTech US Inc., is held indirectly via BioNTech USA Holding, LLC. as a wholly-owned subsidiary and serves as BioNTech’s headquarters in the United States.

•	On July 17, 2020, BioNTech IVAC GmbH was renamed to BioNTech Manufacturing GmbH and on August 7, 2020, BioNTech Small Molecules GmbH was renamed to BioNTech Europe GmbH.

•	On September 17, 2020, the liquidation process for BioNTech Austria Beteiligungen GmbH was initiated by a resolution of the shareholders.

•	On October 15, 2020, BioNTech Pharmaceuticals Asia Pacific Pte. Ltd. was founded and is a wholly-owned subsidiary of BioNTech SE.

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Three new real estate entities have been founded in Germany: BioNTech Real Estate An der Goldgrube GmbH & Co. KG, BioNTech Real Estate Adam-Opel-Straße GmbH & Co. KG and BioNTech Real Estate Haus Vier GmbH & Co. KG, all Holzkirchen. All are partnerships wholly-owned by its limited partner BioNTech Real Estate Holding GmbH, a wholly-owned subsidiary of BioNTech SE.

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On October 31, 2020, BioNTech SE acquired Novartis Manufacturing GmbH, Marburg, Germany. The new production site operates under the name BioNTech Manufacturing Marburg GmbH, a wholly-owned subsidiary of BioNTech SE.

•	On November 11, 2020, BioNTech UK Limited was founded and is a wholly-owned subsidiary of BioNTech SE.

•	On December 15, 2020, reBOOST Management GmbH was renamed to reSano GmbH.

All entities listed above are included in the Group’s consolidated financial statements.

Information on the Group’s structure is provided in Note 4.

The consolidated financial statements of the Group for the year ended December 31, 2020 were authorized for issue in accordance with a resolution of the Supervisory Board on March 30, 2021.